Significant Accounting Policies (Reconciliation of Total Cash, Restricted Cash and Equivalents (Parenthetical) (Detail) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Dominion Energy Gas Holdings, LLC
Cash Cash Equivalents And Restricted Cash [Line Items]
Cash And Cash Equivalent Discontinued Operation	$ 4	$ 9	$ 4	$ 3